SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalent	$ 0		$ 0		$ 0	$ 0
FDIC Insured amount	250,000		250,000		250,000
Amount of fdic insurance limits	0		0		0	0
Marketing and advertising costs	0	$ 0	0	$ 0	0	0
Research and development expense	16,446	8,295	37,006	73,295	87,470	651,885
General and administrative expense	92,477	132,075	175,037	457,443	516,734	986,066
Uncertain tax positions	0		0		$ 0	$ 0
Outstanding convertible promissory notes	$ 1,510,000		$ 1,510,000
Common stock shares, authorized	100,000,000		100,000,000		100,000,000	100,000,000
License Fee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense					$ 12,470
Patent Costs [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
General and administrative expense	$ 12,469	16,171	$ 26,526	74,964	100,267	$ 247,310
University of Miami [Member] | License Fee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense	10,000			60,000
University of Miami [Member] | Preclinical Development Costs [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense	$ 6,446	$ 8,295			70,000
Cornell University [Member] | License Fee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense			10,000	5,000	$ 5,000	25,000
Cornell University [Member] | Preclinical Development Costs [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense			$ 27,006	$ 8,295
Cornell University [Member] | Stock Based Fee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense						618,489
Cornell University [Member] | Other Costs [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense						$ 8,396